Fair Value of Derivatives and Financial Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2010 Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accrued liability, contingent purchase consideration			$ 6,000,000
Fair Value of Derivatives and Financial Instruments (Textual) [Abstract]
Payment of accrued liability related to contingent purchase consideration	5,400,000	635,000
Fair value of the contingent purchase consideration for acquisition of a development property in a consolidated joint venture	$ 3,000,000